FINANCIAL INFORMATION OF PARENT COMPANY (Condensed Balance Sheets) (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 $ / shares	Dec. 31, 2019 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 4,606,545	$ 722,867	¥ 3,579,665		¥ 1,144,451
Prepayments and other current assets	572,774	89,881	438,212
Amounts due from subsidiaries and VIE	68,984	10,825	40,935
Total current assets	9,203,980	1,444,305	9,158,800
Non-current assets:
Total non-current assets	3,115,000	488,811	1,315,891
TOTAL ASSETS	12,318,980	1,933,116	10,474,691
Current liabilities:
Short-term loan	2,288,465	359,110
Other current liabilities | ¥	81,973		17,981
Income tax payables	127,990	20,084	72,588
Total current liabilities	4,776,626	749,558	2,196,269
Non-current liabilities:
Long-term loan	0	0	1,762,847
Total non-current liabilities	1,061,005	166,494	2,135,819
TOTAL LIABILITIES	5,837,631	916,052	4,332,088
SHAREHOLDERS' EQUITY
Additional paid-in capital	4,959,646	778,277	5,207,631
Treasury shares	385,942	60,563
Retained earnings	425,125	66,711	952,001
Accumulated other comprehensive income	(102,603)	(16,101)	(48,756)
Total shareholders' equity	4,896,359	768,345	6,111,021
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	12,318,980	1,933,116	10,474,691
Class A ordinary shares
SHAREHOLDERS' EQUITY
Ordinary shares	¥ 125	$ 20	¥ 137
Ordinary shares:
Par value | $ / shares		$ 0.0001		$ 0.0001
Shares authorized	470,000,000	470,000,000	470,000,000
Shares issued	195,493,754	195,493,754	220,505,115
Shares outstanding	195,493,754	195,493,754	220,505,115
Class B ordinary shares
SHAREHOLDERS' EQUITY
Ordinary shares	¥ 8	$ 1	¥ 8
Ordinary shares:
Par value | $ / shares		$ 0.0001		0.0001
Shares authorized	30,000,000	30,000,000	30,000,000
Shares issued	13,300,738	13,300,738	13,300,738
Shares outstanding	13,300,738	13,300,738	13,300,738
Parent Company [Member]
Current assets:
Cash and cash equivalents	¥ 1,894,125	$ 297,230	¥ 145,311
Prepayments and other current assets	106,282	16,678	890
Amounts due from subsidiaries and VIE	2,189,936	343,649	4,446,238
Total current assets	4,190,343	657,557	4,592,439
Non-current assets:
Investments in subsidiaries and VIE	2,440,880	383,026	3,290,146
Investments in equity investee	110,479	17,337
Total non-current assets	2,551,359	400,363	3,290,146
TOTAL ASSETS	6,741,702	1,057,920	7,882,585
Current liabilities:
Short-term loan	1,740,004	273,045
Other current liabilities	11,041	1,733	8,717
Income tax payables	94,298	14,797
Total current liabilities	1,845,343	289,575	8,717
Non-current liabilities:
Long-term loan | ¥			1,762,847
Total non-current liabilities | ¥			1,762,847
TOTAL LIABILITIES	1,845,343	289,575	1,771,564
SHAREHOLDERS' EQUITY
Additional paid-in capital	4,959,646	778,277	5,207,631
Treasury shares	(385,942)	(60,563)
Retained earnings	425,125	66,711	952,001
Accumulated other comprehensive income	(102,603)	(16,101)	(48,756)
Total shareholders' equity	4,896,359	768,345	6,111,021
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	6,741,702	1,057,920	7,882,585
Parent Company [Member] | Class A ordinary shares
SHAREHOLDERS' EQUITY
Ordinary shares	¥ 125	$ 20	¥ 137
Ordinary shares:
Par value | $ / shares		$ 0.0001		0.0001
Shares authorized	470,000,000	470,000,000	470,000,000
Shares issued	195,493,754	195,493,754	220,505,115
Shares outstanding	195,493,754	195,493,754	220,505,115
Parent Company [Member] | Class B ordinary shares
SHAREHOLDERS' EQUITY
Ordinary shares	¥ 8	$ 1	¥ 8
Ordinary shares:
Par value | $ / shares		$ 0.0001		$ 0.0001
Shares authorized	30,000,000	30,000,000	30,000,000
Shares issued	13,300,738	13,300,738	13,300,738
Shares outstanding	13,300,738	13,300,738	13,300,738